UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10389
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace and Defense — 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,649,340
		$1,649,340
Airport Operator/Development — 0.7%
BAA PLC	93,500	992,194
		$992,194
Automobiles — 3.4%
Honda Motor Co., Ltd.	38,000	1,962,247
Renault SA	7,500	687,695
Toyota Motor Corp.	60,000	2,274,723
		$4,924,665
Banking — 16.7%
Anglo Irish Bank Corp. PLC	77,400	1,042,134
Australia and New Zealand Banking Group, Ltd.	68,500	1,113,258
Banco Bilbao Vizcaya Argentaria SA	66,700	1,124,295
Banco Santander Central Hispano SA	75,000	928,014
Bank of Ireland	66,500	1,109,325
Barclays PLC	300,000	2,939,200
BNP Paribas SA	15,000	1,083,991
Danske Bank A/S	26,700	833,585
DBS Group Holdings, Ltd.	172,000	1,663,381
HBOS PLC	50,000	759,893
HSBC Holdings PLC	151,780	2,458,353
Mitsubishi Tokyo Financial Group, Inc.	375	3,133,477
Orix Corp.	8,300	1,229,295
Societe Generale	10,300	1,126,147
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	555,045
UBS AG	38,800	3,187,284
		$24,286,677
Beverages — 3.7%
Diageo PLC	90,000	1,241,232
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,860,000
SABMiller PLC	76,000	1,327,144
		$5,428,376
Building Materials — 1.4%
Compagnie de Saint-Gobain	15,000	901,589
Wienerberger AG	24,000	1,114,549
		$2,016,138
Business Services — 2.8%
Mitsubishi Corp.	290,000	4,139,396

		$4,139,396
Chemicals — 1.0%
BASF AG	20,000	$1,420,359
		$1,420,359
Computer Software — 0.4%
UbiSoft Entertainment SA (1)	10,000	554,830
		$554,830
Consumer Electronics — 2.5%
Canon, Inc.	57,500	2,836,290
Samsung Electronics Co., Ltd.	1,570	860,393
		$3,696,683
Distribution/Wholesale/Retail — 0.7%
Esprit Holdings, Ltd.	130,000	966,111
		$966,111
Drugs — 6.4%
Novartis AG	41,000	1,999,365
Roche Holding AG	29,500	4,010,984
Sanofi-Aventis ADR	33,000	1,428,900
Serono SA, Class B	1,700	1,147,011
Takeda Pharmaceutical Co., Ltd.	13,000	666,047
		$9,252,307
Engineering and Construction — 1.2%
Vinci SA	22,000	1,784,095
		$1,784,095
Entertainment — 0.9%
Vivendi Universal SA	42,600	1,355,247
		$1,355,247
Financial Services — 4.9%
Acom Co., Ltd.	9,600	600,692
Fortis	35,000	1,023,197
Grupo Financiero Banorte S.A. de C.V.	125,000	1,048,583
ING Groep NV	117,439	3,556,233
LG Card Co., Ltd. (1)	23,000	827,805
		$7,056,510
Foods — 1.0%
Nestle SA	5,500	1,513,744
		$1,513,744
Hotels and Motels — 1.1%
Shangri-La Asia, Ltd.	900,000	1,587,467
		$1,587,467

Household Products/Food — 1.2%
Cadbury Schweppes PLC	180,000	$1,730,563
		$1,730,563
Industrial — Conglomerate — 2.7%
Keppel Corp., Ltd.	521,000	3,935,885
		$3,935,885
Insurance — 2.3%
Aviva PLC	91,700	1,053,716
AXA Company	85,900	2,348,748
		$3,402,464
Machinery — 1.7%
Komatsu, Ltd.	270,000	2,542,273
		$2,542,273
Medical Products — 1.0%
Terumo Corp.	50,000	1,401,227
		$1,401,227
Metals — Industrial — 4.2%
BHP Billiton, Ltd.	100,000	1,480,588
Companhia Vale do Rio Doce ADR	55,000	1,531,750
Rio Tinto, Ltd.	82,500	3,061,484
		$6,073,822
Mining — 0.5%
Cameco Corp.	15,000	704,250
		$704,250
Oil and Gas — Integrated — 12.2%
BP PLC	253,264	2,790,265
ENI SPA	75,000	2,128,676
Norsk Hydro ASA	15,000	1,421,117
PetroKazakhstan, Inc., Class A	21,000	885,570
Petroleo Brasileiro SA ADR	45,000	2,057,400
Royal Dutch Shell PLC, Class B	40,859	1,299,163
Statoil ASA	65,000	1,412,962
Total Fina Elf SA	23,000	5,762,084
		$17,757,237
Oil and Gas — Services — 2.9%
Samchully Co., Ltd.	9,000	749,489
Stolt Offshore SA (1)	300,000	3,454,541
		$4,204,030

Real Estate — 2.3%
Cheung Kong Holdings, Ltd.	160,000	$1,719,894
Sun Hung Kai Properties, Ltd.	155,000	1,594,242
		$3,314,136
Semiconductors & Semiconductor Equipment — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,000	1,288,500
		$1,288,500
Telecommunication Equipment — 1.0%
Nokia Oyj	90,000	1,435,612
		$1,435,612
Telecommunication Services — 5.7%
BT Group PLC	730,000	2,926,442
Deutsche Telekom AG	48,000	952,753
Philippine Long Distance Telephone Co. ADR	55,300	1,607,571
Vodafone Group PLC	727,954	1,878,237
Vodafone Group PLC ADR	36,000	929,880
		$8,294,883
Tobacco — 2.2%
British American Tobacco PLC	50,000	1,000,837
Japan Tobacco, Inc.	150	2,136,070
		$3,136,907
Transportation — 2.4%
Canadian Pacific Railway, Ltd.	61,000	2,363,473
Cosco Corp., Ltd.	800,000	1,117,960
		$3,481,433
Truck Manufacturer — 1.0%
Volvo AB	35,000	1,465,232
		$1,465,232
Utilities — Electric — 3.6%
British Energy Group PLC (1)	100,000	756,525
Enel SPA	152,000	1,304,107
Iberdrola SA	29,000	738,605
RWE AG	36,000	2,411,546
		$5,210,783
Utilities — Electrical and Gas — 2.0%
E. ON AG	15,340	1,421,763
Endesa SA	34,000	761,796
Scottish and Southern Energy PLC	44,500	766,444
		$2,950,003
Total Common Stocks (identified cost $110,281,249)		$144,953,379

Short-Term Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$440	$440,000
Total Short-Term Investments (at amortized cost, $440,000)		$440,000
Total Investments — 100.0% (identified cost $110,721,249)		$145,393,379
Other Assets, Less Liabilities — 0.0%		$53,269
Net Assets — 100.0%		$145,446,648

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Australia	3.9%	$5,655,331
Austria	0.8%	1,114,549
Belgium	0.7%	1,023,197
Brazil	3.6%	5,238,490
Canada	2.7%	3,953,293
Denmark	0.6%	833,585
Finland	1.0%	1,435,612
France	11.7%	17,033,324
Germany	4.3%	6,206,421
Hong Kong	4.0%	5,867,713
Ireland	1.5%	2,151,459
Italy	2.4%	3,432,784
Japan	16.1%	23,476,783
Mexico	2.7%	3,908,583
Netherlands	2.4%	3,556,233
Norway	4.3%	6,288,619
Philippines	1.1%	1,607,571
Republic of Korea	1.7%	2,437,686
Singapore	4.6%	6,717,226
Spain	2.4%	3,552,711
Sweden	1.0%	1,465,232
Switzerland	8.2%	11,858,386
Taiwan	0.9%	1,288,500
United Kingdom	17.1%	24,850,091
Total Common Stocks	99.7%	$144,953,379
Short-Term Investments	0.3%	$440,000

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,721,249
Gross unrealized appreciation	$34,841,474
Gross unrealized depreciation	(169,344)
Net unrealized appreciation	$34,672,130

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income tax basis was $5,846.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	September 22, 2005